Derivatives (Credit Exposure of Derivatives) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Current replacement cost	$ 25,777	$ 26,044
Credit equivalent amount	84,927	97,203
Risk-weighted amount	9,826	11,738
Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	4,274	6,498
Credit equivalent amount	11,402	13,796
Risk-weighted amount	1,042	1,278
Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	9,190	11,457
Credit equivalent amount	39,485	42,791
Risk-weighted amount	4,906	5,762
Other contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	1,784	1,595
Credit equivalent amount	14,923	13,405
Risk-weighted amount	3,226	3,729
Before master netting agreements [member]
Disclosure of financial assets [line items]
Current replacement cost	15,248	19,550
Credit equivalent amount	65,810	69,992
Risk-weighted amount	9,174	10,769
Derivatives qualifying central counterparty contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	10,529	6,494
Credit equivalent amount	19,117	27,211
Risk-weighted amount	652	969
Forward rate agreement [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	35	32
Credit equivalent amount	102	141
Risk-weighted amount	29	70
Forward rate agreement [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	1,746	1,514
Credit equivalent amount	5,643	4,732
Risk-weighted amount	1,022	968
Swaps [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	4,215	6,436
Credit equivalent amount	11,037	13,423
Risk-weighted amount	964	1,142
Swaps [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	3,234	4,184
Credit equivalent amount	16,136	19,252
Risk-weighted amount	2,246	2,863
Cross-currency interest rate swaps [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	4,124	5,668
Credit equivalent amount	17,176	18,249
Risk-weighted amount	1,515	1,767
Options written [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	7	3
Credit equivalent amount	140	92
Risk-weighted amount	26	27
Options written [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	36	27
Credit equivalent amount	291	306
Risk-weighted amount	59	71
Options purchased [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	17	27
Credit equivalent amount	123	140
Risk-weighted amount	23	39
Options purchased [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	50	64
Credit equivalent amount	239	252
Risk-weighted amount	64	93
Credit Derivative Contracts [member] | Other contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	0	4
Credit equivalent amount	207	278
Risk-weighted amount	30	50
Equity contracts [member] | Other contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	669	762
Credit equivalent amount	8,964	8,147
Risk-weighted amount	2,348	2,577
Commodity contracts [member] | Other contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	1,115	829
Credit equivalent amount	5,752	4,980
Risk-weighted amount	$ 848	$ 1,102